Investments and assets and liabilities held for sale, Assets and liabilities classified as held for sale (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Current assets [Abstract]
Cash and cash equivalents	R$ 27,588	R$ 84,687	R$ 29,536	R$ 31,083
Trade accounts receivable	799,267	778,106
Taxes recoverable	106,282	101,870
Total current assets	836,166	908,728
Non-current assets [Abstract]
Property, plant and equipment	664,223	689,451	684,732	694,453
Intangible assets	579,129	588,238	554,876	553,832
Total non-current assets	1,498,364	1,475,114
Total assets	2,334,530	2,383,842
Current liabilities [Abstract]
Loans and financing	10,923	14,139
Trade accounts payable	136,607	128,113
Labor payable	114,720	117,925
Tax liabilities	171,861	169,505
Other current liabilities	24,684	32,992
Total current liabilities	591,593	615,357
Capital	17	17
Other comprehensive income	4,734	1,768
Accumulated losses	(1,637,632)	(1,520,751)
Total equity (capital deficiency)	(569,418)	(455,904)	(624,629)	R$ (737,056)
Total liabilities and equity	2,334,530	2,383,842
Dona Juana [Member]
Current liabilities [Abstract]
Total equity (capital deficiency)	(43,755)		R$ (32,222)
Assets and Liabilities Classified as Held for Sale [Member] | Dona Juana [Member]
Current assets [Abstract]
Cash and cash equivalents	2,705	3,092
Trade accounts receivable	10,891	7,581
Taxes recoverable	297	436
Advances to suppliers	2,038	4,305
Other current assets	3,179	2,818
Total current assets	19,110	18,232
Non-current assets [Abstract]
Property, plant and equipment	654	8,862
Intangible assets	9,386	6,821
Other non-current assets	13,695	49
Total non-current assets	23,735	15,732
Total assets	42,845	33,964
Current liabilities [Abstract]
Loans and financing	34,675	29,714
Trade accounts payable	24,064	21,481
Labor payable	1,423	863
Tax liabilities	8,022	6,010
Other current liabilities	18,416	10,367
Total current liabilities	86,600	68,435
Capital	6,858	6,858
Other comprehensive income	458	(275)
Accumulated losses	(51,071)	(41,054)
Total equity (capital deficiency)	(43,755)	(34,471)
Total liabilities and equity	R$ 42,845	R$ 33,964